Share-Based Payments	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Share-Based Payments
16	Share-Based Payments
During the years ended December 31, 2022, 2021, and 2020, our share-based payment arrangements led to the following expenses:

		Years ended December 31,
(in millions)	Note	2022	2021	2020

Expense arising from equity-settled share-based payment arrangements		€46.5	€61.0	€32.1
Employee Stock Ownership Plan	16.5	13.8	20.2	17.1
Chief Executive Officer Grant	16.4	3.1	5.9	11.3
Management Board Grant (1)	16.3	4.3	2.4	2.7
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America	16.1	25.3	32.5	1.0
Expense arising from cash-settled share-based payment arrangements		61.5	32.7	0.7
Employee Stock Ownership Plan	16.5	53.4	6.3	—
Management Board Grant (1)	16.2, 16.3	—	3.6	0.7
BioNTech Restricted Stock Unit Plan for North America Employees	16.1	8.1	22.8	—

Total		€108.0	€93.7	€32.8

Cost of sales		3.0	7.0	1.1
Research and development expenses		84.6	60.5	24.9
Sales and marketing expenses		0.8	0.5	0.1
General and administrative expenses		19.6	25.7	6.7

Total		€108.0	€93.7	€32.8

(1)
In May 2021 and 2022, phantom options were granted under the Management Board Grant for the years 2021 and 2022 which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current
other liabilities, respectively. Expenses incurred before and after the modification dates have been disclosed as equity-settled or cash-settled share-based payment arrangement, respectively. The amount includes expenses incurred with respect to a one-time
signing bonus granted to Jens Holstein as of his appointment to the Management Board (see Note 20.2).

During the years ended December 31, 2022, 2021, and 2020, our share-based payment arrangements led to a cash outflow of €51.8 million, €13.4
million and nil million, respectively. We expect to settle equity-settled share-based payment arrangements under the Chief Executive Officer Grant (see Note 16.4) and under the Employee Stock Ownership Plan (see Note 16.5) on a net basis by delivering to the participant a number of ADSs equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. This reduces the dilutive impact of the respective rights. If all of the rights outstanding as of December 31, 2022, will be exercised accordingly, the cash outflow to the tax authority in 2023 would amount to approximately €360.0 million (based on the share price as of December 31, 2022).

16.1	BioNTech Employee Equity Plan
BioNTech 2020 Employee Equity Plan for Employees Based Outside North America (Equity-Settled)
Description of Share-Based Payments

In December 2020, we approved the BioNTech 2020 Employee Equity Plan for employees based outside North America, or the European Plan. Under the European Plan, Restricted Stock Units, or RSUs, are offered to our employees. As of the grant date in February 2021, the European Plan was implemented for the calendar year 2020 by entering into award agreements with our employees under the LTI 2020 program. In addition, further award agreements were entered into under the
LTI-plus
program with employees who did not participate in the Employee Stock Ownership Plan, or ESOP. In January 2022 and December 2022, the European Plan was granted for the calendar years 2021 and 2022, the LTI 2021 and LTI 2022 program, respectively. RSUs issued under the LTI 2020, LTI 2021 and LTI 2022 programs vest annually in equal installments over respective waiting periods of four years commencing in December 2020, December 2021 and December 2022, respectively. RSUs issued under the
LTI-plus
program vested annually in equal installments over the waiting period of two years, which elapsed in December 2022. Hence, during the year ended December 31, 2022, the
LTI-plus
awards were settled by transferring shares previously held in treasury, see Note 15. All programs were classified as equity-settled as we have the ability to determine the method of settlement.
Measurement of Fair Values

The fair values of the awards issued under the European Plan were based upon the price of our ADSs representing ordinary shares at grant date.
Reconciliation of Outstanding Share-Options

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program

As of January 1, 2021	396,938	252,766	—	—
Forfeited / Modified	(24,927)	(10,350)	—	—
Granted / Allocated	—	—	110,036	—

As of December 31, 2021	372,011	242,416	110,036	—

As of January 1, 2022	372,011	242,416	110,036	—
Forfeited / Modified	(7,932)	(7,111)	(5,428)	—
Granted / Allocated	—	—	—	396,110
Exercised (1)	(364,079)	—	—	—

As of December 31, 2022	—	235,305	104,608	396,110

thereof vested	—	119,291	27,365	—
thereof un-vested	—	116,014	77,243	396,110

(1)
The closing price of an American Depositary Share of BioNTech on Nasdaq on December 15, 2022, the settlement date, converted from USD to Euro using the exchange rate published by the German Central Bank (
Deutsche Bundesbank)
on the same day was €171.40.

Inputs Used in Measurement of the Fair Values at Grant Dates

	LTI-plus program	LTI 2020 program	LTI 2021 program	LTI 2022 program

Weighted average fair value	87.60	92.21	203.22	165.03
Waiting period (in years)	2.0	4.0	4.0	4.0
BioNTech 2020 Restricted Stock Unit Plan for North America Employees (Cash-Settled)
Description of Share-Based Payments
In December 2020, we approved the BioNTech 2020 Restricted Stock Unit Plan for North America Employees, or the North American Plan. Under the North American Plan, RSUs are offered to our employees. These RSUs vest over four years, with 25
% vesting one year after the service commencement date and the remainder vesting in equal quarterly installments thereafter. The first awards under the North American Plan were granted in February 2021. The service date for these awards is the date as of which the employee became employed by BioNTech US. During the years ended December 31, 2022, and 2021, further awards were granted under the North American Plan, which included awards granted to new hire employees and ongoing recurring awards to existing employees on the approximate anniversary of each employee’s start date of employment with BioNTech US. As these RSUs are intended to be cash-settled upon vesting, the awards were defined as a cash-settled share-based payment arrangement. During the years ended December 31, 2022, 2021, and 2020, the exercise of RSUs resulted in a cash outflow of €
9.4 million, €10.1 million
and nil
million
, respectively
.

As of December 31, 2022, the liability related to these awards amount ed
 to €13.4 million (€13.0 million as of December 31, 2021).

16.2	Management Board Grant – Short-Term Incentive (Cash-Settled)
The service agreements with our Management Board provide for a short-term incentive compensation which is an annual performance-related bonus for the years of their respective service periods.
50%
of
those yearly awards are paid out one year after the achievement of the performance targets for the respective bonus year has been determined subject to an adjustment relative to the performance of the price of the American Depositary Shares representing our ordinary shares during that year (second installment). The second installments represent cash-settled share-based payment arrangements. The fair values of the liabilities are recognized over the awards’ vesting periods beginning when entering or renewing service agreements, i.e., being the service commencement date, until each separate determination date and are remeasured until settlement date. As of December 31, 2022, the liability related to these awards amounted to €2.3 million (€1.0 million as of December 31, 2021).

16.3	Management Board Grant Long-Term Incentive (Partly Equity-Settled, Partly Cash-Settled)
Description of Share-Based Payments
The service agreements with our Management Board provide for long-term incentive compensation (Management Board Grant - LTI) through an annual grant of options to acquire BioNTech shares during their respective service periods. The options granted each year will be subject to the terms and conditions of the respective authorizations of the Annual General Meeting creating our Employee Stock Ownership Plan (ESOP) and the applicable option agreement thereunder.
The options will vest annually in equal installments over four years commencing on the first anniversary of the allocation date and will be exercisable four years after the allocation date. The vested options can only be exercised if each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the target price (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the ordinary shares outstanding immediately following the initial public offering (other than ordinary shares owned by BioNTech), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. Following the expiry of the waiting period, option rights may be exercised during the exercise windows as set out in the ESOP agreement.
The option rights can be exercised up to
ten years
after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.
The right to receive options generally represents an equity-settled share-based payment arrangement. The allocation of the number of issued options in 2020 occurred in February 2020. In May 2021 and May 2022, phantom options equivalent to the number of options the Management Board members would have been entitled to receive for 2021 and 2022 were granted under the Management Board Grant which led to a modification from equity-settled to cash-settled share-based payment arrangement and a reclassification of €1.1 million and €3.3 million between equity and non-current
other liabilities as of the respective allocation dates. As of December 31, 2022, the assessment of options expected to be allocated in future years was based on estimated allocation dates in the middle of the respective years.

Measurement of Fair Values
A Monte-Carlo simulation model has been used to measure the fair values at the (estimated) allocation dates of the Management Board Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above. The parameters used for measuring the fair values as of the respective (estimated) allocation dates were as follows:

	Allocation date February 2020	Allocation date May 12, 2021 (1)	Allocation date May 17, 2021 (1)	Allocation date May 2022 (1)

Weighted average fair value	€10.83	€54.51	€50.69	€65.99
Weighted average share price	€28.20	€174.51	€185.92	€153.16
Exercise price (2)	€28.32	€173.66	€175.16	€142.60
Expected volatility (%)	36.6%	46.5%	46.5%	44.4%
Expected life (years)	4.8	4.6	4.6	5.8
Risk-free interest rate (%)	1.6%	3.8%	3.8%	3.9%

(1)	Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.
(2)	The share options allocated as of February 2020 and the phantom share options allocated as of May 2021 and 2022 are subject to an effective exercise price cap.

	Estimated allocation date 2023	Estimated allocation date 2024	Estimated allocation date 2025	Estimated allocation date 2026

Weighted average fair value (1)	€63.84	€57.06	€54.80	€49.70
Weighted average share price (1)	€140.84	€140.84	€140.84	€140.84
Exercise price (1)	€142.95	€148.51	€155.51	€161.62
Expected volatility (%)	43.1%	38.3%	38.2%	38.5%
Expected life (years) (1)	5.8	5.8	5.8	5.8
Risk-free interest rate (%)	3.9%	3.9%	3.9%	3.9%

(1)	Valuation parameter for estimated allocation dates derived from the Monte-Carlo simulation model .
For the awards allocated as of February 2020, the exercise price for each option is $30.78 (€28.32), calculated using the foreign exchange rate published by the German Central Bank (
Deutsche Bundesbank
) as of the grant date. The share options allocated as of February 2020 are subject to an effective exercise price cap, which means that the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. Our Supervisory Board reserves the right to limit the economic benefit from the exercise of the options to extent the result from extraordinary events or developments. For the awards allocated as of May 12, 2021, May 17, 2021
,
and May 31, 2022 the exercise prices are $185.23 (€173.66), $186.83 (€175.16) and $152.10 (€142.60), respectively (all amounts calculated as of December 31, 2022, using the foreign exchange rate as published by the German Central Bank (
Deutsche Bundesbank
)). For the awards with estimated allocation dates
,
the exercise prices of options expected to be allocated have been derived from the Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the exercise price has ultimately been determined. The phantom share options allocated as of May 2021 and 2022 are subject to the effective exercise price cap. In addition, the maximum compensation that the Management Board member
s
 are entitled to receive under those relevant agreements together with other compensation components received by each such board member in the respective grant year is capped at €20.0 million for Ugur Sahin as Chief Executive Officer (CEO) and €10.0 million for all other Management Board members. Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected option term. The expected term was based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options
The (phantom) share options allocated and expected to be allocated to our Management Board as of December 31, 2022, are presented in the table below.

	Allocation date February 2020	Allocation date May 12, 2021 (1)	Allocation date May 17, 2021 (1)	Allocation date May 2022 (1)

(Phantom) share options outstanding (expected to be allocated)	248,096	45,279	6,463	86,118
thereof allocated and vested but subject to performance and waiting requirements	124,048	11,320	1,616	—
thereof allocated and un-vested	124,048	33,959	4,847	86,118
Weighted average exercise price (€)	28.32	173.66	175.16	142.60

(1)	Classified as cash-settled share-based payment arrangement; all other share-based payment arrangements are classified as equity-settled.

	Estimated allocation date 2023 (1)	Estimated allocation date 2024 (1)	Estimated allocation date 2025 (1)	Estimated allocation date 2026 (1)

(Phantom) share options outstanding (expected to be allocated)	97,436	93,785	63,251	48,705
Weighted average exercise price (€)	142.95	148.51	155.51	161.62

(1)	Valuation parameter derived from the Monte-Carlo simulation model.
For the awards with estimated allocation dates
,
the numbers of options expected to be allocated have been derived from a Monte-Carlo simulation model. Those will be adjusted until the actual allocation has occurred and the number of options granted has ultimately been determined.
As of December 31, 2022, the share options allocated and expected to be allocated under our equity-settled share-based payment arrangements had a remaining weighted average expected li fe of 4.0 years (as of December 31, 2021: 3.6 years).
As of December 31, 2022, the liability related to the phantom option awards amount ed
 to €5.6 million (€3.2 million as of December 31, 2021).

16.4	Chief Executive Officer Grant (Equity-Settled)
Description of Share-Based Payments

In September 2019, we granted Prof. Ugur Sahin, M.D.
,
an option to purchase 4,374,963 of our ordinary shares, subject to Prof. Sahin’s continuous employment with us. The options’ exercise price per share is the Euro translation of the public offering price from our initial public offering, €13.60 ($15.00)
, which is subject to the effective exercise price cap and the maximum cap mechanism. Under the exercise price cap the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. Under the maximum cap mechanism the maximum economic benefit receivable in respect of any exercised option, is capped at $
240.00. As a result, the effective exercise price will not increase above a Euro amount equivalent to $30.00. The options vest annually in equal installments after four years commencing on the first anniversary of the initial public offering and will be exercisable four years after the initial public offering. The vested option rights can only be exercised if and to the extent that each of the following performance criteria has been achieved: (i) at the time of exercise, the current price is equal to or greater than the threshold amount (that is, the exercise price, provided that such amount increases by seven percentage points on each anniversary of the allocation date); (ii) at the time of exercise, the current price is at least equal to the
t
arget
p
rice (that is, (a) for the twelve-month period starting on the fourth anniversary of the allocation date, $8.5 billion divided by the total number of the shares outstanding immediately following the initial public offering (other than shares owned by us), and (b) for each twelve-month period starting on the fifth or subsequent anniversary of the allocation date, 107% of the target share price applicable for the prior twelve-month period); and (iii) the closing price for the fifth trading day prior to the start of the relevant exercise window is higher than the exercise price by at least the same percentage by which the Nasdaq Biotechnology Index or a comparable successor index as of such time is higher than such index was as of the last trading day before the allocation date. Following the expiry of the waiting period
,
option rights may be exercised during the exercise windows as defined by our ESOP. The option rights can be exercised up to ten years after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.

Measurement of Fair Values
A Monte-Carlo simulation model has been used to measure the fair value at the grant date of the Chief Executive Officer Grant. This model incorporates the impact of the performance criteria regarding share price and index development described above in the calculation of the award’s fair value at grant the date. The inputs used in the measurement of the fair value at grant the date of the Chief Executive Officer Grant were as follows:

Grant date October 9, 2019

Weighted average fair value	€5.63
Weighted average share price	€13.60
Exercise price	€13.60
Expected volatility (%)	41.4%
Expected life (years)	5.4
Risk-free interest rate (%)	1.5%
Expected volatility was based on an evaluation of the historical volatilities of comparable companies over the historical period commensurate with the expected term. The expected term was based on general option holder behavior for employee options.
Reconciliation of Outstanding Share-Options
During the years ended December 31, 2022, and 2021, no further options were granted or forfeited. As of December 31, 2022
, 75% of the options have vested but are subject to waiting requirements.
As of December 31, 2022, the share options outstanding had a remaining weighted average expected life of 2.1 years (as of December 31, 2021: 3.1 years).

16.5	Employee Stock Ownership Plan (Partly Equity-Settled, Partly Cash-Settled)
Description of Share-Based Payments
Based on an authorization of the general meeting on August 18, 2017, we established a share option program under which we granted selected employees options to receive our shares. The program is designed as an Employee Stock Ownership Plan, or ESOP. We offered the participants a certain number of rights by explicit acceptance by the participants. The exercise of the option rights in accordance with the agreement gives the participants the right to obtain shares against payment of the exercise price. With respect to the Management Board members, other than Ryan Richardson, who was not a Management Board member at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism. Under the exercise price cap the exercise price shall be adjusted to ensure that the current price of an ADS as of the exercise date does not exceed 800% of the exercise price. Under the maximum cap mechanism, the maximum economic benefit receivable in respect of any exercised option, is capped at $240. As a result, the effective exercise price will not increase above a Euro amount equivalent to $
30.00
. The option rights (other than Prof. Özlem Türeci’s, M.D., and Ryan Richardson’s options) generally fully vest after four years and can only be exercised if: (i) the waiting period of four years has elapsed; and (ii) at the time of exercise, the average closing price of the shares of the Company or the average closing price of the right or certificate to be converted into an amount per share on the previous ten trading days preceding the exercise of the option right exceeds the strike price by a minimum of
32
%, with this percentage increasing by eight percentage points as of the fifth anniversary of the respective issue date and as of each subsequent anniversary date. Following the expiry of the waiting period, option rights may be exercised within a period of four weeks from the date of the Annual General Meeting or the publication of the annual financial statements, the semi-annual report or our most recent quarterly report or interim report (exercise windows). The option rights can be exercised up to eight years after the allocation date. If they have not been exercised by that date, they will be forfeited without compensation.
By way of a shareholders’ resolution of the general meeting on August 19, 2019, the authorization to issue such option rights was amended such that, in order for the options to be exercisable, the average closing price of the Company’s shares or the average closing price of the right or certificate to be converted into an amount per share on the ten trading days immediately preceding the exercise must exceed the strike price by a minimum of 28%, with this percentage
increasing by seven percentage points as of the fifth anniversary of the issue date and as of each subsequent anniversary date. Also, in addition to the aforementioned requirements, the exercise is only possible if the share price (calculated by reference to the price of the ordinary share underlying the ADS) has performed similar to or better than the Nasdaq Biotechnology Index. The changes made do not affect option rights already issued.
Measurement of Fair Values
The fair value of the ESOP has been measured using a binomial model. Service conditions attached to the arrangement were not taken into account in measuring the fair value.
The share options can only be exercised by the grantee if the price of the share is equal or greater to the
t
hreshold
a
mount as defined in the arrangement. Moreover, the option rights can only be exercised if the IPO has occurred. Both conditions have been incorporated into the fair value at the
grant date.
The inputs used in the measurement of the fair values at
th
e
grant date of the ESOP were as follows:

	Grant date November 15, 2018	Grant dates between February 21 and April 3, 2019	Grant dates between April 29 and May 31, 2019	Grant date December 1, 2019

Weighted average fair value	€7.41	€6.93	€7.04	€9.49
Weighted average share price	€14.40	€15.72	€16.03	€19.84
Exercise price (1)	€10.14	€15.03	€15.39	€15.82
Expected volatility (%)	46.0%	46.0%	46.0%	46.0%
Expected life (years)	5.8	6.0	6.0	5.5
Risk-free interest rate (%)	0.1%	0.1%	0.1%	0.1%

(1)
With respect to the Management Board members, other than Ryan Richardson who was not a Management Board member at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.

Expected volatility has been based on an evaluation of the historical and the implied volatilities of comparable companies over the historical period commensurate with the expected term. The expected term has been based on general option holder behavior for employee options.

Reconciliation of Outstanding Share-Options (Equity-Settled)
Set out below is an overview of changes to share options outstanding and number of ordinary shares underlying these options that occurred during the periods indicated:

	Share options outstanding	Number of ordinary shares underlying options	Weighted average exercise price (€) (1)

As of January 1, 2021	645,892	11,626,056	10.23
Forfeited	(3,885)	(69,932)	10.14
As of December 31, 2021	642,007	11,556,124	10.23
As of January 1, 2022	642,007	11,556,124	10.23
Modified (2)	(1,040)	(18,720)	10.14
Exercised (3)	(583,383)	(10,500,890)	10.14
As of December 31, 2022	57,584	1,036,514	11.10
thereof vested	48,331	869,960	10.14
thereof un-vested	9,253	166,554	15.29

(1)
With respect to the Management Board members, other than Ryan Richardson who was not a Management Board member at the time the options were granted, the options are subject to the effective exercise price cap as well as the maximum cap mechanism.

(2)	Rights have been modified to cash-settled rights, all other terms remained unchanged .
(3)
The average closing price of
an
American Depositary Share of BioNTech on Nasdaq weighted over the various settlement dates converted from USD to Euro using the exchange rate published by the German Central Bank (
Deutsche Bundesbank)
on the same days was €160.44.

The Supervisory Board determined in September 2022 that the ESOP settlement in November and December 2022 would be made by delivery of shares (in the form of ADSs) equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. The respective number of ADS
s
was settled with treasury shares. The applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from and withheld upon the exercise amounted to €724.0 million and were paid in January 2023 in cash directly to the respective authorities. The settlement mechanism

decision did neither change the rights as such nor did it change the classification as equity-settled option rights.
As of December 31, 2022, the share options outstanding under our equity-settled share-based payment arrangements had a remaining weighted average expected life of
1.8 years (as of December 31, 2021: 2.7 years).
Development of Share-Options (Cash-Settled)
During the year ended December 31, 2022, 343,854 phantom options were granted under the ESOP which each gives the participants the right to receive a cash-payment equal to the difference between an exercise closing price (average closing price of an American Depositary Share of BioNTech on Nasdaq over the last ten trading days preceding the exercise date) and the exercise price. Generally, the options’ exercise prices are €10.14. Contemporaneous with the exercise of the equity-based option rights in November and December 2022, 289,168 cash-settled phantom
 option rights were exercised and resulted in a cash outflow of €42.2 million.
The average closing prices (10-day averages) of an American Depositary Share of BioNTech on Nasdaq weighted over the various settlement dates converted from USD to Euro using the exchange rate published by the German Central Bank
(Deutsche Bundesbank)
on the same days was €155.39.
As of December 31, 2022
,
131,853 cash-settled option rights remained outstanding. As of December 31, 2022, the liability related to cash-settled share-based payment option rights under the ESOP program amounted to €14.5 million (€3.1 million as of December 31, 2021)
,
of which €11.2 million (nil as of December 31, 2021) related to rights already vested (partly subject to performance and waiting requirements).

The liability is based on the fair value of the respective rights. The fair value is measured using a binomial model consistent with the grant date fair value measurement of the equity-based option rights described above which is updated on every reporting date.